Basis of preparation	3 Months Ended
Mar. 31, 2023
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
Statement of Compliance
These unaudited condensed consolidated interim financial statements as of and for the three months ended March 31, 2023 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2022.
Functional and reporting currency
These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or “$”), which is the Company’s functional currency and the Group’s reporting currency.
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Three Months Ended March 31,
	2023	2022
USD / GBP
Closing rate, GBP 1	1.23681	1.31336
Weighted average exchange rate, GBP 1	1.23708	1.34361
Basis of Consolidation
The unaudited condensed consolidated interim financial statements incorporate the financial statements of the Company and entities controlled by the Company which are the same as those contained in the audited consolidated financial statements as of and for the year ended December 31, 2022.

Use of estimates and judgements
The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
Estimates are based on management’s knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

In preparing these unaudited condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty included those that applied to the consolidated financial statements for the year ended December 31, 2022. There have been no material changes to the use of estimates and judgements other than those described in note 3, "Significant accounting policies."